FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 249,970	$ 309,029
Restricted cash and investments, Fair Value Disclosure	71,691	62,955
Marketable Securities, Fair Value Disclosure	15,449	16,300
Derivative Assets, Fair Value Disclosure	11,811	3,748
Derivative Liabilities, Fair Value Disclosure	913	2,293
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	249,970	309,029
Restricted cash and investments, Fair Value Disclosure	71,691	62,955
Marketable Securities, Fair Value Disclosure	15,449	16,300
Derivative Assets, Fair Value Disclosure	11,811	3,748
Derivative Liabilities, Fair Value Disclosure	913	2,293
Secured Debt | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	1,222,308	1,069,538
Secured Debt | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	1,222,308	1,069,538
Convertible Debt | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	195,000	195,000
Convertible Debt | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	165,707	178,856
Seller's Credit | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	44,000
Seller's Credit | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	44,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	249,970	309,029
Restricted cash and investments, Fair Value Disclosure	71,691	62,955
Marketable Securities, Fair Value Disclosure	15,449	16,300
Derivative Assets, Fair Value Disclosure	11,811	3,748
Derivative Liabilities, Fair Value Disclosure	913	2,293
Fair Value, Measurements, Recurring [Member] | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	1,222,308	1,069,538
Fair Value, Measurements, Recurring [Member] | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	195,000	195,000
Fair Value, Measurements, Recurring [Member] | Seller's Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	44,000
Level 1 | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	249,970	309,029
Restricted cash and investments, Fair Value Disclosure	71,691	62,955
Marketable Securities, Fair Value Disclosure	15,449	16,300
Derivative Assets, Fair Value Disclosure	0	0
Derivative Liabilities, Fair Value Disclosure	0	0
Level 1 | Fair Value, Measurements, Recurring [Member] | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	0
Level 1 | Fair Value, Measurements, Recurring [Member] | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	0
Level 1 | Fair Value, Measurements, Recurring [Member] | Seller's Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	0
Level 2 | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Restricted cash and investments, Fair Value Disclosure	0	0
Marketable Securities, Fair Value Disclosure	0	0
Derivative Assets, Fair Value Disclosure	11,811	3,748
Derivative Liabilities, Fair Value Disclosure	913	2,293
Level 2 | Fair Value, Measurements, Recurring [Member] | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	1,222,308	1,069,538
Level 2 | Fair Value, Measurements, Recurring [Member] | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	195,000	195,000
Level 2 | Fair Value, Measurements, Recurring [Member] | Seller's Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	44,000
Level 3 | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Restricted cash and investments, Fair Value Disclosure	0	0
Marketable Securities, Fair Value Disclosure	0	0
Derivative Assets, Fair Value Disclosure	0	0
Derivative Liabilities, Fair Value Disclosure	0	0
Level 3 | Fair Value, Measurements, Recurring [Member] | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	0
Level 3 | Fair Value, Measurements, Recurring [Member] | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	0	0
Level 3 | Fair Value, Measurements, Recurring [Member] | Seller's Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Fair Value	$ 0	$ 0